Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 3	$ 369,291	$ (338,462)	$ 30,832
Balance (in shares) at Dec. 31, 2016	34,072,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (Note 10)	$ 0	2,597	0	2,597
Issuance of common stock (Note 10) (in shares)	2,907,136
Issuance of convertible promissory notes		10,389		10,389
Stock based compensation (Note 13)	$ 0	662	0	662
Stock based compensation (Note 13) (in shares)	0
Net loss	$ 0	0	(3,119)	(3,119)
Balance at Sep. 30, 2017	$ 3	382,939	(341,581)	41,361
Balance (in shares) at Sep. 30, 2017	36,979,346
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of revenue recognition accounting policy adjustment (Note 2) | ASU 2014-09 [Member]	$ 0	0	(1,301)	(1,301)
Balance at Dec. 31, 2017	$ 3	383,007	(341,697)	41,313
Balance (in shares) at Dec. 31, 2017	36,979,346
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation (Note 13)	$ 0	1,217	0	1,217
Stock based compensation (Note 13) (in shares)	1,214,002
Net loss	$ 0	0	(17,872)	(17,872)
Balance at Sep. 30, 2018	$ 3	$ 384,224	$ (360,870)	$ 23,357
Balance (in shares) at Sep. 30, 2018	38,193,348